Stock Awards (Details) - The fair value of estimated assumption	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2012 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2012 Employee Stock Option [Member] Maximum [Member]
Stock Awards (Details) - The fair value of estimated assumption [Line Items]
Risk-free interest rate	1.43%	0.71%			0.71%	0.71%	1.22%	1.14%
Expected term	4 years 9 months	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	93.89%	108.14%			96.73%	65.02%	108.14%	103.61%
Dividend yield	0.00%	0.00%	0.00%	0.00%